Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,636,657.80
Previously Paid Amount	0.00
Total Fee Amount	31,850.92
Total Offset Amount	0.00
Net Fee	$ 31,850.92